February 3, 2023

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re: VELA Funds (the “Trust”)

Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A

(File No. 333-239642, CIK No. 0001815493)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 Act (“1933 Act”), and on behalf of the Registrant, I hereby certify that, with respect to the below-referenced Funds and share classes of the Trust, the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A that was filed with the U.S. Securities and Exchange Commission on January 27, 2023 (SEC Accession No. 0001580642-23-000482).

	Class A	Class I
VELA Small Cap Fund	VESAX	VESMX
VELA Large Cap Plus Fund	VELAX	VELIX
VELA International Fund	VEILX	VEITX
VELA Income Opportunities Fund	VIOAX	VIOIX

Sincerely,

/s/ Jesse Hallee

Jesse Hallee

Secretary of the Trust